Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

Note 1 - Organization and Operations

Capital Park Holdings Corp., which we refer to as “the Company,” “our Company,” “we,” “us” or “our,” was originally incorporated under the laws of the State of Nevada as Snap Online Marketing Inc. on June 4, 2012 and subsequently changed its name to LifeLogger Technologies Corp., which we were referred to as “LifeLogger.” On April 10, 2019, we reincorporated as a Delaware corporation and changed our name to Capital Park Holdings Corp. Our principal business address is 8117 Preston Road, Suite 300, Dallas, Texas 75225, and our telephone number is (972) 525-8546. We registered as a reporting company under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) on April 26, 2013. We are currently listed for trading on the OTC Pink under the trading symbol “LOGG.” We are in the process of registering a new trading symbol on the OTC Pink. See Note 13 “Subsequent Events” for organizational and operational changes that occurred after March 31, 2019.

On January 9, 2019, Capital Park Opportunities Fund LP, which we refer to as “Capital Park Opportunities Fund,” acquired (i) from SBI Investments LLC, 2014-1, a statutory series of Delaware limited liability corporation (“SBI”) and Old Main Capital, LLC, a Florida series limited liability corporation (“Old Main,” together with SBI, the “Selling Shareholders”) 335,183 shares of the Company’s common stock (the “Common Stock”) owned by the Selling Shareholders and (ii) from Stewart Garner (the “Series A Preferred Stock Holder”) 1,000 shares of the Company’s Series A Preferred Stock (the “Preferred Stock”), collectively representing 84.4% of the voting power of the Company’s voting stock. Capital Park Opportunities Fund is managed by Eric Blue, our Chairman, Chief Executive Officer (“CEO”) and Chief Investment Officer (“CIO”).

On April 10, 2019, we converted from a Nevada corporation to a Delaware corporation and adopted new bylaws and a new certificate of incorporation, which amended and restated the company’s Articles of Incorporation in Nevada. Under the new certificate of incorporation, we created an additional series of our stock now named Class B common stock, par value $0.001 per share. Each share of Class B common stock is identical to the Class A common stock in liquidation, dividend and similar rights. The only difference between our Class B common stock and our Class A common stock is that each share of Class B common stock has 10 votes for each share held, while the Class A common stock has a single vote per share, and certain actions cannot be taken without the approval of the holders of the Class B common stock.

Corporate Structure

The Company is structured as a Delaware corporation that we expect to be treated as a corporation for U.S. federal income tax purposes. Your rights as a holder of shares, and the fiduciary duties of the Company’s Board of Directors and executive officers, and any limitations relating thereto are set forth in the documents governing the Company and may differ from those applying to a Delaware corporation. However, the documents governing the Company specify that the duties of its directors and officers will be generally consistent with the duties of a director of a Delaware corporation. The Company’s Board of Directors will oversee the management of the Company and our businesses. Initially, the Company’s Board of Directors will be comprised of five (5) directors, with three (3) of those directors appointed by holders of the Company’s Class A common stock and two (2) of those directors appointed by holders of the Company’s Class B common stock, and at least three (3) of whom will be the Company’s independent directors.

Prior to the transactions that took place on January 9, 2019, we were a lifelogging software company that developed and hosted a proprietary cloud-based software solution accessible on Ios and Android devices that offers an enhanced media experience for consumers by augmenting videos, livestreams and photos with additional context information and providing a platform that makes it easy to find and use that data when viewing or sharing media. Subsequent to transactions that took place on January 9, 2019, in addition to its lifelogging software business, the Company has been structured as a holding company with a business strategy focused on owning subsidiaries engaged in a number of diverse business activities.

Note 1 - Organization and Operations

LifeLogger Technologies Corp. (the “Company”) was incorporated under the laws of the State of Nevada on June 4, 2012 under the name Snap Online Marketing Inc. The Company changed its name effective as of January 31, 2014 and is a lifelogging software company that developed and hosts a proprietary cloud-based software solution accessible on Ios and Android devices that offers an enhanced media experience for consumers by augmenting videos, livestreams and photos with additional context information and providing a platform that makes it easy to find and use that data when viewing or sharing media. See Note 11 “Subsequent Events” for organizational changes that occurred after December 31, 2018.

Effective as of February 22, 2017, the Company amended its Articles of Incorporation to increase its authorized capital stock from 125,000,000 to 500,000,000 shares, of which 495,000,000 will be common stock and 5,000,000 will be preferred stock, of which, 1,000 preferred shares have been previously designated as Series A Preferred Stock (the “Series A Preferred Stock”) and effected a 1 for 30 reverse stock split of its issued and outstanding shares of common stock. The number of shares outstanding prior to the reverse stock split was 68,976,690, and was converted into 2,299,223 number of shares. All per share amounts and number of shares in the financial statements and related notes have been retroactively restated to reflect the reverse stock split.